Property, plant and equipment - Significant capital commitment (Details) - Property, plant and equipment - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Property, plant and equipment
Capital commitments	R 27,421	R 35,391
Shutdown and major statutory maintenance
Property, plant and equipment
Capital commitments	5,972	9,362
Capital expenditure	6,977	7,239
Environmental projects to sustain operations
Property, plant and equipment
Capital commitments	1,025	5,102
Capital expenditure	2,569	3,143
Clean fuels II
Property, plant and equipment
Capital commitments	1,642	1,960
Capital expenditure	1,271	1,495
Exploration and development
Property, plant and equipment
Capital commitments	1,779	3,422
Capital expenditure	R 3,309	R 6,475